Fair Value of Financial Instruments - Fair Value, Financial Instruments Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2016	Jan. 31, 2016	Jan. 23, 2016	Dec. 31, 2015	Sep. 03, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Listing note	$ (17,245,000)			$ (6,028,000)
Investment securities				0		$ 490,000
Listing Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Listing note		$ 0	$ 0	0		0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities					$ 500,000	490,000
Fair Value, Measurements, Recurring | Multi-Year Outperformance Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OPP	(11,000,000)			(14,300,000)
Fair Value, Measurements, Recurring | Listing Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Listing note				0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities						490,000
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets Level 1 | Multi-Year Outperformance Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OPP	0			0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets Level 1 | Listing Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Listing note				0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities						0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Multi-Year Outperformance Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OPP	0			0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Listing Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Listing note				0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities						0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs Level 3 | Multi-Year Outperformance Plan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OPP	(11,000,000)			(14,300,000)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs Level 3 | Listing Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Listing note				0
Fair Value, Measurements, Recurring | Foreign currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	2,555,000			3,042,000		11,289,000
Fair Value, Measurements, Recurring | Foreign currency swaps | Quoted Prices in Active Markets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	0			0		0
Fair Value, Measurements, Recurring | Foreign currency swaps | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	2,555,000			3,042,000		11,289,000
Fair Value, Measurements, Recurring | Foreign currency swaps | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	0			0		0
Fair Value, Measurements, Recurring | Foreign currency forwards, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	4,004,000			2,203,000		1,884,000
Fair Value, Measurements, Recurring | Foreign currency forwards, net | Quoted Prices in Active Markets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	0			0		0
Fair Value, Measurements, Recurring | Foreign currency forwards, net | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	4,004,000			2,203,000		1,884,000
Fair Value, Measurements, Recurring | Foreign currency forwards, net | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, foreign currency	0			0		0
Fair Value, Measurements, Recurring | Interest rate swaps, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, interest rate swap	(17,245,000)			(5,461,000)		(5,650,000)
Fair Value, Measurements, Recurring | Interest rate swaps, net | Quoted Prices in Active Markets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, interest rate swap	0			0		0
Fair Value, Measurements, Recurring | Interest rate swaps, net | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, interest rate swap	(17,245,000)			(5,461,000)		(5,650,000)
Fair Value, Measurements, Recurring | Interest rate swaps, net | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, interest rate swap	$ 0			$ 0		$ 0